CONVERTIBLE NOTE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTE
Working Capital Loans received from ConnectM	$ 445,000	$ 0
Convertible note
CONVERTIBLE NOTE
Convertible note	$ 445,000